FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
                    FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND

                           1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
                                 (800) 334-2143

SUPPLEMENT DATED JANUARY 20, 2000 TO PROSPECTUS DATED MAY 1, 1999.

FUND NAME CHANGES. The names of the Company and of the Fund have been changed. The Company, SoGen Variable Funds, Inc. has been renamed First Eagle SoGen Variable Funds, Inc. In addition, SoGen Overseas Variable Fund has been renamed First Eagle SoGen Overseas Variable Fund.

NEW INVESTMENT ADVISORY ARRANGEMENTS. As approved by the shareholders of the Fund at a Special Meeting of Shareholders held on December 22, 1999, Arnhold and
S. Bleichroeder Advisers, Inc. ("ASB Advisers") became the investment adviser to the Fund effective as of December 31, 1999 under a contract that is substantially identical to the Fund's prior advisory contract with Societe Generale Asset Management Corp. ("SGAM Corp."). ASB Advisers is a wholly-owned subsidiary of Arnhold and S. Bleichroeder, Inc. ("ASB"), a privately owned investment firm that, on December 31, 1999, acquired 80.1% of the outstanding equity securities of the Fund's prior investment adviser. Mr. Jean-Marie Eveillard, Chief Executive Officer of SGAM Corp. and owner of the remaining 19.9% of the equity of SGAM Corp., has entered into an agreement with ASB providing for the eventual sale of his shares of SGAM Corp. to ASB in three installments over a period of approximately eight years.

The primary investment management team of SGAM Corp., including Jean-Marie Eveillard, has joined ASB Advisers and will continue to manage the portfolio of the Fund. The investment objectives and policies of the Fund have remained unchanged.

The address of ASB Advisers and ASB is 1345 Avenue of the Americas, New York, New York 10105.

THE DISCLOSURE IN THE PROSPECTUS UNDER "MANAGEMENT OF THE COMPANY - INVESTMENT ADVISER" IS REPLACED IN ITS ENTIRETY TO READ AS FOLLOWS:

Effective December 31, 1999, the adviser of the Company is ASB Advisers, a wholly owned subsidiary of ASB. ASB is the successor firm to two German banking houses -- Gebr. Arnhold founded in Dresden in 1864 and S. Bleichroeder founded in Berlin in 1803. The firm moved to New York City in 1937 and conducts its activities under the current name of Arnhold and S. Bleichroeder, Inc. ASB uses its experience and worldwide contacts to provide asset management, global securities research and trading, and investment banking services to institutional clients throughout the world.

ASB Advisers is responsible for the continuous supervision and management of the Fund under the direction of the Fund's Board of Directors. The advisory fee rate paid by of the Fund to ASB Advisers of 0.75% of the average daily net assets of the Fund is the same as the rate that the Fund paid to SGAM Corp., the Fund's former investment adviser. However, ASB Advisers has agreed to waive its advisory fee and, if necessary, reimburse the Fund through April 30, 2000 to the extent that the Fund's aggregate expenses exceed 1.50% of the Fund's average net assets. Operating under the same waiver, SGAM Corp. waived its fee in its entirety and voluntarily reimbursed the Fund for certain expenses during 1998.

                     FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
                    FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND

                      SUPPLEMENT DATED JANUARY 20, 2000 TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999.


         THE DISCLOSURE IN THE STATEMENT OF ADDITIONAL INFORMATION UNDER "INVESTMENT ADVISORY AND OTHER SERVICES" IS REPLACED IN ITS ENTIRETY TO READ AS
FOLLOWS:

         As described in the Prospectus of First Eagle SoGen Variable Funds, Arnhold and S. Bleichroeder Advisers, Inc. ("ASB Advisers") is the Company's investment adviser and, as such, provides portfolio management and related services to the Fund.

         Under its investment advisory contract with the Company, which became effective December 31, 1999, ASB Advisers furnishes the Fund with investment advice consistent with the Fund's stated investment objective and investment policies. ASB Advisers also furnishes the Company with office space and certain facilities required for the business of the Fund, and statistical and research data, and pays any compensation and expenses of the Company's officers.

         In return for the services listed above, the Fund pays ASB Advisers a monthly fee at the annual rate of 0.75% of the average daily value of the Fund's net assets.

         Societe Generale Asset Management Corp. ("SGAM Corp."), pursuant to a predecessor advisory contract with the Company, waived its advisory fee of $5,742 in its entirety from February 3, 1997 (commencement of operations) through December 31, 1997 and its advisory fee of $25,717 in its entirety for the year ended December 31, 1998. In addition, SGAM Corp. voluntarily reimbursed the Fund for expenses in the amount of $88,434 for the year ended December 31, 1998.

         Under the investment advisory contract between the Company and ASB Advisers, the investment adviser is responsible for the management of the Fund's portfolio and constantly reviews its holdings in the light of its own research analyses and those of other relevant sources. Reports of portfolio transactions are given regularly TO THE DIRECTORS OF THE COMPANY, WHO REVIEW THE FUND'S PORTFOLIO AT REGULAR MEETINGS HELD FOUR TIMES A YEAR. As of the date of this Statement of Additional Information, as supplemented, ASB Advisers did not own any shares of the Company.

                  THE SECOND PARAGRAPH AND TABLE UNDER "MANAGEMENT OF THE COMPANY" IN THE STATEMENT OF ADDITIONAL INFORMATION LISTING THE DIRECTORS AND OFFICERS OF THE COMPANY ARE REPLACED IN THEIR ENTIRETY TO READ AS FOLLOWS:

                  The following table sets forth the principal occupation or employment of the members of the Board of Directors and principal officers of the Company. Each of the following persons is also a Director and/or officer of First Eagle SoGen Funds, Inc.


                                                               PRINCIPAL OCCUPATION
                                  POSITION HELD                DURING THE PAST FIVE
NAME (AGE) AND ADDRESS(1)         WITH THE COMPANY             (5) YEARS
----------------------            ----------------             ---------
*John P. Arnhold (46)              Director and Co-President   Co-President and Director, Arnhold and S.
                                                               Bleichroeder, Inc.; Co-President and Director,
                                                               Arnhold and S. Bleichroeder Advisers, Inc.;
                                                               President and Director, Arnhold and S.
                                                               Bleichroeder UK Ltd.; Co-President and
                                                               Director, ASB Securities, Inc.; Director,
                                                               Aquila International Fund, Ltd.; President,
                                                               Worldvest, Inc.; Co-President and Trustee,
                                                               First Eagle Funds.

Candace K. Beinecke (53)           Director                    Managing Partner, Hughes Hubbard & Reed;
One Battery Park Plaza                                         Director, Jacob's Pillow Dance Festival, Inc.,
New York, NY  10004                                            Historic Preservation Projects, Inc., and
                                                               Merce Cunningham Dance Foundation, Inc.;
                                                               Trustee, First Eagle Funds.

Edwin J. Ehrlich (68)              Director                    President, Ehrlich Capital Management;
2976 Lonni Lane                                                Director, Pension Fund Trusts -- ITT Corp.;
Merrick, NY  11566                                             Advisory Board Member, Emerging World
                                                               Investors Limited; Trustee, First Eagle Funds.

Robert J. Gellert (69)             Director                    Manager, United Continental Corporation;
122 EAST 42ND Street                                           General Partner, Windcrest Partners; Trustee,
New York, NY  10168                                            First Eagle Funds.

James E. Jordan (54)               Director                    Private Investor; Consultant to The Jordan
767 Fifth Avenue                                               Company (private investment banking company);
New York, NY  10153                                            until June 1997, President and chief
                                                               investment officer of The William Penn Company
                                                               (a registered investment adviser); Director,
                                                               Leucadia National Corporation, Empire
                                                               Insurance Company and J.Z. Equity Partners,
                                                               Plc. (a British investment trust company);
                                                               Director, School of International and Public
                                                               Affairs of Columbia University; Vice Chairman,
                                                               New York State Board of The Nature
                                                               Conservancy; Trustee, First Eagle Funds.

William M. Kelly (55)              Director                    Senior Associate, Lingold Association;
500 Fifth Avenue                                               Independent General Partner, ML Venture
New York, NY  10110                                            Partners I, L.P. and ML Venture Partners II,
                                                               L.P.; Trustee, New York Foundation; Treasurer
                                                               and Trustee, Black Rock Forest Conservation;
                                                               Trustee, First Eagle Funds.

Donald G. McCouch (57)             Director                    Prior to 1997, Senior Managing Director of
67 West Hills Road                                             Chemical Bank.
New Canaan, CT  06840

Fred J. Meyer (69)                 Director                    Vice Chairman of Omnicom Group, Inc. since
437 Madison Avenue                                             1998; and prior thereto, Chief Financial
New York, NY  10022                                            Officer; Director Novartis Corporation,
                                                               Zurich-American Insurance Cos and Medialink,
                                                               Inc.; Trustee, National Park Trust.

Dominique Raillard (61)            Director                    Managing Director of Act 2 International
15, boulevard Delessert                                        (consulting) since July 1995; Group Executive
75016 Paris France                                             Vice President of Promodes (food retailing)
                                                               since 1978.

Nathan Snyder (65)                 Director                    Independent Consultant.
163 Parish Road South
New Canaan, CT  06840

*Stanford S. Warshawsky (62)       Director and Chairman of    Co-President, Secretary and Director, Arnhold
                                   the Board                   and S. Bleichroeder, Inc.; Co-President and
                                                               Director, Arnhold and S. Bleichroeder
                                                               Advisers, Inc.; Chairman and Director, Arnhold
                                                               and S. Bleichroeder UK Ltd.; Co-President and
                                                               Director, ASB Securities, Inc.; Director,
                                                               German-American Chamber of Commerce; Chairman
                                                               and Trustee, First Eagle Funds.

Jean-Marie Eveillard (59)          Co-President                Senior Vice President, Arnhold and S.
                                                               Bleichroeder, Inc.; prior to 2000, Director
                                                               and President, Societe Generale Asset
                                                               Management Corp.

Charles de Vaulx (38)              Senior Vice President       Senior Vice President, Arnhold and S.
                                                               Bleichroeder, Inc.; prior to 2000, Senior Vice
                                                               President, Societe Generale Asset Management
                                                               Corp. since 1998; Associate Portfolio Manager
                                                               from December 1996; Securities Analyst,
                                                               Societe Generale Asset Management Corp. from
                                                               prior to 1994 to 1996.

Robert Bruno (35)                  Vice President, Secretary   Senior Vice President, Arnhold and S.
                                   and Treasurer               Bleichroeder, Inc.; Vice President, Arnhold
                                                               and S. Bleichroeder Advisers, Inc.; Vice
                                                               President and Secretary, First Eagle Funds;
                                                               prior to 1997, President and Chief Operating
                                                               Officer, Coelho Associates LLC; and Senior
                                                               Vice President, Schroder Wertheim Investment
                                                               Services, Inc.

Edwin S. Olsen (59)                Vice President              Vice President, Arnhold and S. Bleichroeder,
                                                               Inc.; prior to 2000, Vice President, SG Cowen
                                                               Corporation.

Elizabeth Tobin (46)               Vice President              Prior to 2000, Senior Vice President, Societe
                                                               Generale Asset Management Corp. since 1998;
                                                               Associate Portfolio Manager from December
                                                               1996; Securities Analyst, Societe Generale
                                                               Asset Management Corp. from prior to 1994 to
                                                               1996.

Tracy LaPointe Saltwick (40)       Vice President and          Senior Vice President, Arnhold and S.
                                   Compliance Officer          Bleichroeder, Inc.; Vice President ASB
                                                               Securities, Inc.; Vice President and
                                                               Compliance Officer, First Eagle Funds.

* "Interested"  director, as defined in the Investment Company Act, by reason of
affiliation  with  Arnhold  and  S.  Bleichroeder,   Inc.  and  Arnhold  and  S.
Bleichroeder Advisers, Inc.

(1) Unless otherwise stated, the address is: Arnhold and S. Bleichroeder, Inc., 1345 Avenue of the Americas, New York, NY 10105.